Combined Prospectus	Jun. 03, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Amount of Securities Previously Registered | shares	33,500,490
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0.00
Form Type	S-1
File Number	333-287410
Initial Effective Date	Jul. 21, 2025
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on the Prior Registration Statements because such securities are being transferred from the Prior Registration Statements pursuant to Rule 429(b) under the Securities Act. See “Explanatory Note and Statement Pursuant to Rule 429” of this S-3 Registration Statement.

Represents the issuance of up to 33,500,490 shares of Common Stock that were previously registered for issuance on Registration Statement I, issuable by the Company upon the exercise of certain Preferred Investor Warrants. A maximum of 15,653,227 shares of Common Stock are issuable upon exercise of remaining Preferred Investor Warrants assuming, solely for this purpose, that the exercise price of such Preferred Investor Warrants is $1.00 per share, which amount represents a good-faith estimate of the maximum number of shares of Common Stock that may become issuable upon exercise of such Preferred Investor Warrants. The issuance of up to 4,495,098 shares of Common Stock issuable upon exercise of Preferred Investor Warrants was previously registered pursuant to the Company’s Registration Statement on Form S-4 (File No. 333-283181), initially declared effective on February 14, 2025 (the “S-4 Registration Statement”), and the issuance of 1,575,000 of such shares of Common Stock was subsequently re-registered on Registration Statement I.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Amount of Securities Previously Registered | shares	47,642,817
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0.00
Form Type	S-1
File Number	333-287410
Initial Effective Date	Jul. 21, 2025
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on the Prior Registration Statements because such securities are being transferred from the Prior Registration Statements pursuant to Rule 429(b) under the Securities Act. See “Explanatory Note and Statement Pursuant to Rule 429” of this S-3 Registration Statement.

Represents up to 47,642,817 shares of Common Stock that were previously registered for issuance on Registration Statement I, issuable upon conversion of 2,798,860 shares of Series A Preferred Stock. A maximum of 11,860,916 shares of Common Stock are issuable upon conversion of 695,989 shares of Series A Preferred Stock, taking into account for this purpose, payment-in-kind dividends through March 12, 2028 and assuming, solely for this purpose a conversion price of $1.00, which amount represents a good-faith estimate of the maximum number of shares of Common Stock that may become issuable upon conversion of such shares of Series A Preferred Stock. The issuance of up to 55,570,752 shares of Common Stock issuable upon conversion of 4,318,472 shares of Series A Preferred Stock was previously registered pursuant to the S-4 Registration Statement, and the issuance of 47,642,817 of such shares of Common Stock was subsequently re-registered on Registration Statement I.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Amount of Securities Previously Registered | shares	134,665,609
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0.00
Form Type	S-1
File Number	333-287410
Initial Effective Date	Jul. 21, 2025
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on the Prior Registration Statements because such securities are being transferred from the Prior Registration Statements pursuant to Rule 429(b) under the Securities Act. See “Explanatory Note and Statement Pursuant to Rule 429” of this S-3 Registration Statement.

Represents up to 134,665,609 shares of Common Stock that were previously registered for resale by certain of the Selling Stockholders on Registration Statement I. A maximum of 61,080,187 shares of Common Stock that were registered for resale on Registration Statement I are re-registered on this S-3 Registration Statement.
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Amount of Securities Previously Registered | shares	76,311,179
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0.00
Form Type	S-1
File Number	333-293172
Initial Effective Date	Feb. 11, 2026
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on the Prior Registration Statements because such securities are being transferred from the Prior Registration Statements pursuant to Rule 429(b) under the Securities Act. See “Explanatory Note and Statement Pursuant to Rule 429” of this S-3 Registration Statement.

Represents up to 76,311,179 shares of Common Stock that were previously registered for resale by certain of the Selling Stockholders on Registration Statement II. A maximum of 32,742,475 shares of Common Stock that were registered for resale on Registration Statement I are re-registered on this S-3 Registration Statement.